Organization (Details) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended			0 Months Ended					0 Months Ended		12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended
	Sep. 30, 2014 sqft	Sep. 30, 2014 sqft	Sep. 30, 2014 Glimcher	Sep. 30, 2014 Glimcher Forecast	Sep. 30, 2014 Glimcher Forecast LIBOR	Sep. 30, 2014 Glimcher Forecast Maximum	Sep. 30, 2014 Glimcher Forecast Mortgages	Sep. 30, 2014 Shopping centers property	May 28, 2014 Shopping centers property	Feb. 28, 2014 Shopping centers property	Mar. 31, 2013 Shopping centers property	May 28, 2014 SPG property	Jan. 10, 2014 SPG	Dec. 31, 2013 SPG property	Sep. 30, 2014 SPG Glimcher Forecast item	Sep. 30, 2014 SPG Gardens and University Park Village Glimcher Forecast	May 28, 2014 WPG L.P. item	Dec. 31, 2013 WPG L.P. item	Oct. 28, 2014 WPG L.P. Glimcher Forecast Glimcher's operating partnership	Sep. 30, 2014 WP Glimcher Forecast property sqft
Real estate properties
Number of properties whose ownership interests is distributed									98			98		98
Percentage of the entity's common shares distributed on a pro rata basis												100.00%		100.00%
Redemption ratio of common units of operating partnership																	1	1
Number of properties held within joint venture portfolio sold										1	3
Value of stock and cash transaction (in dollars per share)				$ 14.20
Consideration transferred in cash (in dollars per share)				$ 10.40
Consideration transferred (in shares)				0.1989
Estimated number of shares that will be issued to acquiree's shareholders				28,800,000
Total transaction value		$ 184,721,000		$ 4,300,000,000									$ 4,600,000
Valued of stock portion of the consideration (in dollars per share)				$ 3.80
Area of property ( in square feet)	53,000,000	53,000,000																		68,000,000
Number of properties								96												119
Number of day volume considered in stock valuation				10 days
Conversion ratio																			0.7431
Repayment of mortgage indebtedness							424,000,000
Aggregate cash purchase price																1,090,000,000
Senior unsecured bridge loan facility						1,250,000,000
Debt instrument maturity period following the closing date of the Merger				364 days
Number of real estate properties sold to fund merger consideration															2
Merger costs	2,500,000	2,500,000	2,500,000
Bridge loan commitment and structuring fees			$ 3,900,000
Reference rate for Bridge loan facility					three-month LIBOR